LOANS AND FINANCING	12 Months Ended
Dec. 31, 2018
LOANS AND FINANCING
LOANS AND FINANCING

NOTE 13 — LOANS AND FINANCING

Loans and financing are as follows:

	Annual charges (*)	2018	2017
Working capital	6.78%	2,424,246	2,739,258
Financing of property, plant and equipment and others	14.28%	1,205,281	2,108,216
Ten/Thirty Year Bonds	5.81%	9,738,314	11,614,182
Total Loans and Financing		13,367,841	16,461,656
Current		1,822,183	2,004,341
Non-current		11,545,658	14,457,315

Principal amount of loans and Financing		13,178,457	16,207,120
Interest accrued of loans and Financing		189,384	254,536
Total of Debts		13,367,841	16,461,656

(*)Weighted average effective interest costs on December 31, 2018, which in a consolidated basis represent total of 6.66%.

Loans and financing denominated in Brazilian reais are indexed to the TJLP (long-term interest rate, CDI (Interbank Deposit Certificate), or by the IGP-M (general market price index) and IPCA (Amplified Consumer Price).

Summary of loans and financing by currency:

	2018	2017
Brazilian Real (BRL)	2,361,610	2,710,308
U.S. Dollar (USD)	10,924,355	13,333,669
Other currencies	81,876	417,679
	13,367,841	16,461,656

The amortization schedules of long term loans and financing are as follows:

	2018	2017
2019	—	873,274
2020	2,253,958	3,158,211
2021	1,199,045	1,730,177
2022	121,490	147,715
2023	1,209,109	1,296,597
2024 after	6,762,056	7,251,341
	11,545,658	14,457,315

a) Main funding in 2018

In March 2018, the subsidiary Gerdau Açominas obtained a loan of R$ 400 million from Banco do Brasil, maturing on April 28, 2019 and clause of export verification obligations.

In April 2018, the subsidiaries Gerdau Açominas S.A. and Gerdau Aços Longos S.A. obtained a loan of R$ 400 million from Citibank S.A. with guarantee from Gerdau S.A. and maturing on April 15, 2019.

b) Monitoring Index

Only operations with BNDES contemplate monitoring of the Company's indebtedness indexes (covenants) established in the agreement. In a possible breakdown of the indicator in the annual measurement, the Company would enter into a remediation period and a subsequent renegotiation of guarantees, and it is not an event of a default.

c) Guarantees

All loans contracted under the FINAME/BNDES program, totaling R$ 90.5 million on December 31, 2018, are guaranteed by the assets being financed.

d) Credit Lines

In June 2009, the Company and some of its subsidiaries in Brazil, obtained a pre-approved credit line with BNDES in the total amount of R$ 1.5 billion to be used for the revamp and modernization of several areas, an increase in the production capacity of certain product lines, investment in logistics and energy generation, and also environmental and sustainability projects. The funds are made available at the time each subsidiary starts its specific investment and presents to BNDES the evidence of the investment made. The interest rate for this credit line is determined at the time of each disbursement, and is composed by indexes linked to of TJLP + 2.16% p.a. As of December 31, 2018, the outstanding balance of this credit facility was R$ 253.7 million.

In October 2017, the Company completed the renewal and reduction of the volume of the Senior Unsecured Global Working Capital Credit Agreement, a US$ 800 million (equivalent to R$ 3,100 million) revolving credit line to provide liquidity to its subsidiaries. The line is divided into two tranches, of which US$ 200 million (equivalent to R$ 775 million) is allocated to North American subsidiaries and US$ 600 million (equivalent to R$ 2,325 million) to subsidiaries in Latin America, including Brazil. The companies Gerdau S.A., Gerdau Açominas SA and Gerdau Aços Longos SA provide a guarantee and the operation expires in October 2020. As of December 31, 2018, the amount disbursed in this line was US$ 50 million (R$ 193.7  million as of December, 31, 2018).